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                                                          2500 One Liberty Place
                                                              1650 Market Street
RICHARD G. DEVLIN                                    Philadelphia, PA 19103-7301
Direct Phone: 215.851.8158                                          215.851.8100
Email: rdevlin@reedsmith.com                                    Fax 215.851.1420





                                November 2, 2005

VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
Washington, DC  20549-0404

             RE:      COMMONWEALTH INCOME & GROWTH FUND V
                      POST-EFFECTIVE AMENDMENT NO. 2 TO FORM S-1 FILED ON NOVEMBER, 2005
                      FILE NO. 333-108057

Dear Ms. Long:

                  On behalf of our client, Commonwealth Income & Growth Fund V, LP (the "Company" and the registrant with respect to above referenced filing), we are filing Post-Effective Amendment No. 2 to the Registration Statement on Form S-1, File No. 333-108057. The purpose of this amendment is to move the supplemental section (filed with Post-Effective Amendment No. 1 on October 20,
2005) to the front of the filing, rather than the back of the filing, and to add the title of Principal Accounting Officer to one of the parties signing the registration statement, each as requested by the Staff.

                  Following the filing of this amendment, the Company intends to orally seek acceleration of effectiveness of both Post-Effective Amendments No. 1 and No. 2 to the registration statement pursuant to Rule 461 of Regulation C. In that regard, the Company and Commonwealth Capital Securities Corp. hereby affirm that each is aware of its obligations under the Securities Act of 1933, as amended.

         If you have any questions regarding this filing, please call me at 215-851-8158.

                                                    Sincerely,
                                                    Reed Smith LLP

                                                    By: /s/ Richard G. Devlin
                                                       -------------------------
                                                       Richard G. Devlin

cc:  Kimberly A. Springsteen
     Michael B. Pollack, Esq.




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